Property, Plant and Equipment - Schedule of Movement of Property, Plant and Equipment (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Opening balances	$ 95,564	$ 130,579
Ending, balances	95,080	95,564
Land Buildings And Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balances	43,065	83,151
Ending, balances	50,222	43,065
Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balances	32,607	25,160
Ending, balances	27,551	32,607
Other [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balances	19,892	22,268
Ending, balances	17,307	19,892
Gross assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balances	196,474	234,272
Acquisitions	20,440	24,756
Sales and/or disposals for the year	(12,099)	(19,531)
Exchange differences	3,990	2,302
Reclassification from assets held for sale	(9,863)	(45,325)
Others	(207)
Ending, balances	218,461	196,474
Gross assets [member] | Land Buildings And Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balances	65,843	118,481
Acquisitions	9,449	6,207
Sales and/or disposals for the year	(3,592)	(14,010)
Exchange differences	507	288
Reclassification from assets held for sale	(9,863)	(45,123)
Others	7,220
Ending, balances	89,290	65,843
Gross assets [member] | Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balances	80,383	65,018
Acquisitions	8,503	16,253
Sales and/or disposals for the year	(4,493)	(2,334)
Exchange differences	2,514	1,547
Reclassification from assets held for sale		(101)
Others	(5,484)
Ending, balances	81,423	80,383
Gross assets [member] | Other [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balances	50,248	50,773
Acquisitions	2,488	2,296
Sales and/or disposals for the year	(4,014)	(3,187)
Exchange differences	969	467
Reclassification from assets held for sale		(101)
Others	(1,943)
Ending, balances	$ 47,748	$ 50,248